Financial Assets and Financial Liabilities Carried At Fair Value (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Assets, Carrying amount
Cash and banks		BRL 1,111,840	BRL 532,285
Cash equivalents		13,786,223	1,916,921
Short-term investments		1,927,686	282,700
Derivative financial instruments		7,386,703	3,221,481
Accounts receivable	[1]	8,379,719	7,455,687
Available-for-sale financial asset		3,541,314	4,284,416
Dividends receivable		2,042,191	1,261,826
Liabilities, Carrying amount
Trade payables	[1]	5,004,833	4,331,286
Borrowings and financing	[2]	17,049,280	15,335,155
Debentures		4,138,025	7,776,876
Senior notes		38,670,111	12,737,364
Derivative financial instruments		2,510,343	666,922
Dividends and interest on capital		96,433	185,138
Licenses and concessions payable	[3]	918,537	1,361,940
Tax refinancing program	[3]	795,088	990,230
Other payables (payable for the acquisition of equity interest)	[3]	382,230	408,978
Assets, Fair value
Cash and banks		1,111,840	532,285
Cash equivalents		13,786,223	1,916,921
Short-term investments		1,927,686	282,700
Derivative financial instruments		7,386,703	3,221,481
Accounts receivable	[1]	8,379,719	7,455,687
Available-for-sale financial asset		3,541,314	4,284,416
Dividends receivable		2,042,191	1,261,826
Liabilities, Fair value
Trade payables	[1]	5,004,833	4,331,286
Borrowings and financing	[2]	17,049,280	15,335,155
Debentures		4,128,539	7,513,867
Senior notes		22,159,838	12,199,092
Derivative financial instruments		2,510,343	666,922
Dividends and interest on capital		96,433	185,138
Licenses and concessions payable	[3]	918,537	1,361,940
Tax refinancing program	[3]	795,088	990,230
Other payables (payable for the acquisition of equity interest)	[3]	BRL 382,230	BRL 408,978
Cash and Due from Banks
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Cash and Cash Equivalents
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Short-term Investments
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Derivative Financial Instruments, Assets
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Accounts Receivable
Fair Value Disclosures
Accounting measurement	[1]	Amortized cost	Amortized cost
Available-for-sale Securities
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Dividend Received
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost
Accounts Payable
Fair Value Disclosures
Accounting measurement	[1]	Amortized cost	Amortized cost
Borrowings
Fair Value Disclosures
Accounting measurement	[1]	Amortized cost	Amortized cost
Debentures
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost
Senior Notes
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost
Derivative Financial Instruments, Liabilities
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Dividends and Interest on Capital Payable
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost
Licenses and Concessions Payable
Fair Value Disclosures
Accounting measurement	[3]	Amortized cost	Amortized cost
Tax Refinancing Program Liabilities
Fair Value Disclosures
Accounting measurement	[3]	Amortized cost	Amortized cost
Other Payables
Fair Value Disclosures
Accounting measurement	[3]	Amortized cost	Amortized cost

[1]	The balances of accounts receivables and trade payables have near terms and, therefore, they are not adjusted to fair value.
[2]	Part of this balance of borrowings and financing with the BNDES and export credit agencies correspond to exclusive markets and, therefore, the fair values of these instruments is similar to their carrying amounts. A portion of the balance of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values are different from their carrying amounts.
[3]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.